SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012 Supplier	Dec. 27, 2011	Dec. 28, 2010
Organization And Basis Of Presentation [Line Items]
Cash equivalents	$ 0	$ 575
Percentage of BEEF purchases	100.00%	100.00%	100.00%
Number of BEEF suppliers	4
Realized loss upon settlement, net of income tax			200
Interest capitalized	104	204	0
Initial public offering cost		820
Non-cash impairment charge		1,400
Advertising costs	$ 4,682	$ 4,246	$ 2,744
Leasehold Improvements [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	20 years
Minimum [Member]
Organization And Basis Of Presentation [Line Items]
Finite lived intangible assets useful life	7 years
Minimum [Member] | Building [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	20 years
Minimum [Member] | Furniture fixtures and equipment [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	3 years
Maximum [Member]
Organization And Basis Of Presentation [Line Items]
Finite lived intangible assets useful life	17 years
Maximum [Member] | Building [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	25 years
Maximum [Member] | Furniture fixtures and equipment [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	7 years